Subsequent Events (Details) - USD ($)														12 Months Ended
		Apr. 02, 2025	Mar. 31, 2025	Mar. 10, 2025	Mar. 03, 2025	Feb. 28, 2025	Feb. 11, 2025	Dec. 31, 2024	Dec. 24, 2024	Dec. 12, 2024	Dec. 10, 2024	Jun. 03, 2024	Apr. 17, 2024	Dec. 31, 2024	Dec. 31, 2023		Apr. 15, 2025	Apr. 01, 2025
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)												102,890,000	53,600,000
Shareholder equity				$ 2,500,000
Ordinary shares issued (in Shares)	[1]							1,138,519						1,138,519	507,469	[2]
Ordinary shares reverse stock (in Shares)						125,000
Deemed value per share (in Dollars per share)						$ 1.7
Bid price (in Dollars per share)																	$ 1
Shares issued value	[3]														$ 2,866,856
White Lion [Member]
Subsequent Events [Line Items]
Shares issued (in Shares)														1,660,000
Shares issued value														$ 5,193,763
MicroSort Acquisition [Member]
Subsequent Events [Line Items]
Business combination agreement						$ 5,000,000
NewGen [Member]
Subsequent Events [Line Items]
Business combination cash						$ 750,000
Genetics & IVF Institute, Inc [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)						2,500,000
2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount																		$ 25,600,000
Senior Convertible Note [Member]
Subsequent Events [Line Items]
Principal amount		$ 2,000,000
Bears an interest rate		14.75%
Convertible Notes [Member]
Subsequent Events [Line Items]
Convertible notes outstanding								$ 3,150,000						3,150,000
Promissory Notes [Member]
Subsequent Events [Line Items]
Promissory notes outstanding								$ 500,000						$ 500,000
Subsequent Event [Member]
Subsequent Events [Line Items]
Reverse stock split							1-for-20
Cash consideration						$ 750,000
Ordinary shares issued (in Shares)						125,000
Valid period			10 years
Awarded shares (in Shares)			1,054,260
Outstanding amount			20.00%
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares reverse stock (in Shares)														20
Converted shares (in Shares)														2,594,252
Class A Ordinary Shares [Member] | White Lion [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)								30,000	25,000	9,500	35,000
Class A Ordinary Shares [Member] | 2025 Securities Purchase Agreement [Member]
Subsequent Events [Line Items]
Original principal amount						$ 3,200,000
Class A Ordinary Shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)					150,000

[1]	The shares as presented have been adjusted retrospectively for a Reverse Share Split effected in February 2025 of 1 share for every 20 existing share issued
[2]	Re-presented as mentioned in Note 23
[3]	On January 10, 2023, the Company issued 1,365 ordinary shares to professional party for consulting service of 10 years, increasing the additional paid-in capital by $812,300. On December 4, 2023, the Company issued additional 3,450 shares to DoubleClick Services Limited for consulting service of 10 years, increasing the additional paid-in capital by $2,054,556. During 2024, the service scope and duration were reduced and the service value was adjusted accordingly pursuant to addendums to respective agreements